UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: One Maritime Plaza, Suite 1300

         San Francisco, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     San Francisco, CA     February 08, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     285285


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
ADAPTEC                        COM              00651F108     7682   749450 SH        SOLE                  749450        0        0
AMERICAN GENERAL               COM              026351106     8346   102400 SH        SOLE                  102400        0        0
CARDINAL HEALTH INC            COM              14149Y108    21007   210865 SH        SOLE                  210865        0        0
CHEVRON CORP                   COM              166751107      203     2400 SH        SOLE                    2400        0        0
CHRIS-CRAFT INC                COM              170520100      402     6039 SH        SOLE                    6039        0        0
CLOROX CO                      COM              189054109    25225   710575 SH        SOLE                  710575        0        0
CROMPTON CORP                  COM              227116100     7848   747406 SH        SOLE                  747406        0        0
CYPRESS SEMICOND 5 5% 00       SUBDEB           232806AF6     7243 10255000 PRN       SOLE                10255000        0        0
CYPRESS SEMICONDUCTOR          COM              232806109      377    19150 SH        SOLE                   19150        0        0
EXXON MOBIL                    COM              30231G102      317     3648 SH        SOLE                    3648        0        0
FEDERAL HOME LOAN MORT         COM              313400301    34995   508090 SH        SOLE                  508090        0        0
FEDERAL NATIONAL MORT          COM              313586109      330     3800 SH        SOLE                    3800        0        0
GARTNER GROUP                  COM              366651107      417    60400 SH        SOLE                   60400        0        0
GARTNER GROUP                  CLB              366651206     4354   686750 SH        SOLE                  686750        0        0
GASONICS                       COM              367278108      919    50000 SH        SOLE                   50000        0        0
HEARTPORT INC                  COM              421969106       86    54800 SH        SOLE                   54800        0        0
INFINITY BROADCASTING          COM              45662S105      429    15350 SH        SOLE                   15350        0        0
LAM RESEARCH                   COM              512807108     1318    90900 SH        SOLE                   90900        0        0
LAM RESEARCH 5% 02             SUBDEB           512807AC2     3027  3195000 PRN       SOLE                 3195000        0        0
LIZ CLAIBORNE INC              COM              539320101    24561   590050 SH        SOLE                  590050        0        0
MCDONALDS CORP                 COM              580135101     2457    72250 SH        SOLE                   72250        0        0
MICROSOFT CORPORATION          COM              594918104     7020   161850 SH        SOLE                  161850        0        0
MICROTOUCH SYSTEMS             COM              595145103      403    19300 SH        SOLE                   19300        0        0
NEWELL FINANCIAL               PFDCV            651195307      219     6740 SH        SOLE                    6740        0        0
OBJECTIVE SYSTEMS              COM              674424106      978    55500 SH        SOLE                   55500        0        0
PROGRESSIVE CORP               COM              743315103    25663   247650 SH        SOLE                  247650        0        0
SAFEWAY                        COM              786514208     6528   104450 SH        SOLE                  104450        0        0
SBC COMMUNICATIONS             COM              78387G103      256     5351 SH        SOLE                    5351        0        0
SEALED AIR CORP                COM              81211K100    16491   540700 SH        SOLE                  540700        0        0
SEALED AIR PREFERRED A         PFDCV            81211K209    12230   379220 SH        SOLE                  379220        0        0
SHAW INDUSTRIES                COM              820286102      778    41100 SH        SOLE                   41100        0        0
SJW CORPORATION                COM              784305104      561     5500 SH        SOLE                    5500        0        0
STRYKER CORP                   COM              863667101     6367   125850 SH        SOLE                  125850        0        0
THERMO-ELECTRON UNITS          UNITS            883556201      246    12800 SH        SOLE                   12800        0        0
VIACOM INC CLASS B             CLB              925524308    19686   421088 SH        SOLE                  421088        0        0
WELLS FARGO & CO               COM              949746101    36316   652140 SH        SOLE                  652140        0        0
